Other Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Components of Other Assets [Line Items]
Cost method investments		$ 7,035	$ 7,033
Equity method investments		13,647	12,410
Other assets, carried at fair value		3,065	2,512
Total nonmarketable equity investments		23,747	21,955
Corporate/bank-owned life insurance		19,199	18,982
Accounts receivable		26,251	27,151
Interest receivable		5,065	4,871
Customer relationship and other amortized intangibles		4,461	5,660
Non-residential real estate		565	956
Operating lease assets		3,782	2,714
Due from customers on acceptances		273	201
Other		17,887	16,156
Total other assets	[1]	100,782	99,057
Other Assets Textual [Abstract]
Income (loss) from affordable housing projects, equity method investments		708
Low income housing tax credit (LIHTC) investment total tax benefits		1,100
Low income housing tax credit (LIHTC) investment tax credits		829
Low income housing tax credit (LIHTC) investment liability for unfunded commitments		$ 3,000
Low income housing tax credit (LIHTC) investment, year liability is expected to be paid		3 years
Income (Expense) Related to Nonmarketable Equity Investments [Abstract]
Net realized gains from nonmarketable equity investments		$ 1,659	1,479	$ 1,158
All other		(743)	(741)	(287)
Total		916	738	$ 871
Government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate		446	982
Non-government insured/guaranteed [Member]
Components of Other Assets [Line Items]
Residential real estate		414	671
Core deposit intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles		2,539	3,561
Customer relationship and other amortized intangibles [Member]
Components of Other Assets [Line Items]
Customer relationship and other amortized intangibles		614	857
Perpetual Preferred Securities NonMarketable [Member]
Components of Other Assets [Line Items]
Cost method investments		595	0		$ 689
Other Assets Textual [Abstract]
Cost method investments, fair value disclosure					$ 640
Federal bank stock [Member]
Components of Other Assets [Line Items]
Cost method investments		4,814	4,733
LIHTC investments [Member]
Components of Other Assets [Line Items]
Equity method investments		8,314	7,278
Private equity and other [Member]
Components of Other Assets [Line Items]
Cost method investments		1,626	2,300
Equity method investments		3,300	3,043
Tax Advantaged Renewable Energy [Member]
Components of Other Assets [Line Items]
Equity method investments		1,625	1,710
New Market Tax Credit and Other [Member]
Components of Other Assets [Line Items]
Equity method investments		$ 408	$ 379

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.